Price Risk Management Assets And Liabilities (Partnership's Derivative Assets And Liabilities Amount Of Gain (Loss) Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	$ (3)	$ 4	$ 14
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	(8)	8	54
Amount of Gain/(Loss) Recognized in Income on Derivatives	39	24	(12)
Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Reclassified from AOCI into Income (Effective Portion)	(3)	4	14
Amount of Gain/(Loss) Recognized in Income Representing Hedge Ineffectiveness and Amount Excluded from the Assessment of Effectiveness	(8)	8	54
Interest Rate Derivatives [Member] | Losses On Non-Hedged Interest Rate Derivatives [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	(157)	53	(19)
Embedded Derivatives [Member] | Other Income (Expenses) [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	3	6	14
Non Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	199	(21)	26
Non Trading [Member] | Commodity Derivatives [Member] | Deferred Gas Purchases [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	0	(3)	(26)
Trading [Member] | Commodity Derivatives [Member] | Cost of Products Sold [Member]
Amount of Gain/(Loss) Recognized in Income on Derivatives	$ (6)	$ (11)	$ (7)